Contingencies and Commitments (Details1) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of commitments and contingent [Line Items]
Purchase and supply agreements	$ 537,570,468
Purchase and contract related to wine and grape		$ 30,411,177
Within 1 year
Disclosure of commitments and contingent [Line Items]
Purchase and supply agreements	161,359,622
Purchase and contract related to wine and grape		15,331,741
Between 1 and 5 years
Disclosure of commitments and contingent [Line Items]
Purchase and supply agreements	339,156,393
Purchase and contract related to wine and grape		14,983,613
Over 5 years
Disclosure of commitments and contingent [Line Items]
Purchase and supply agreements	$ 37,054,453
Purchase and contract related to wine and grape		$ 95,823